Basis for preparation, consolidation and accounting policies - Assets and liabilities originally denominated in Soles (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Assets
Cash and cash equivalents	$ 235,449	$ 210,046	$ 369,200	$ 214,551
Trade and other receivables	333,177	376,227
Income tax credit	19,837	31,919
Total assets	3,979,617	4,107,274	4,217,221
Liabilities
Trade and other payables	179,956	166,860
Income tax payable	3,162	5,650
Total liabilities	1,179,760	1,139,074	1,187,656
PEN
Assets
Cash and cash equivalents	8,606	6,796
Income tax credit	19,837	31,919
Total assets	187,542	178,339
Liabilities
Trade and other payables	47,705	60,311
Income tax payable	3,162	5,650
Total liabilities	89,441	107,476
Net asset position	98,101	70,863
Minera Yanacocha SRL and subsidiary [Member]
Assets
Cash and cash equivalents	870,929	818,503
Trade and other receivables	49,720	42,610
Total assets	2,313,438	2,312,072
Liabilities
Income tax payable	42,029	23,153
Provisions, other accruals and liabilities	1,762,389	1,632,868
Total liabilities	1,989,052	1,822,360
Net loss from currency exchange			$ 2,056
Net gain from currency exchange	$ 1,180	$ 2,902
Minera Yanacocha SRL and subsidiary [Member] | Buy
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Closing foreign exchange rate | $ / shares	0.2764	0.3020
Minera Yanacocha SRL and subsidiary [Member] | Sell
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Closing foreign exchange rate | $ / shares	0.3020	0.3015
Minera Yanacocha SRL and subsidiary [Member] | PEN
Assets
Cash and cash equivalents	$ 6,242	$ 5,140
Trade and other receivables	7,584	27,990
Value added tax credit	25,214	32,831
Total assets	39,040	65,961
Liabilities
Trade and other payables	48,200	13,085
Income tax payable	37,779	23,153
Provisions, other accruals and liabilities	25,774	29,633
Total liabilities	111,753	65,871
Net asset position	$ (72,713)	$ 90